UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30/11

Date of reporting period: 12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 96.9%

BRAZIL - 18.4%
Anhanguera Educacional Participacoes SA(1)	483,600	$5,211
Banco do Brasil S.A.(1)(2)(3)	107,980	1,360
Banco do Brasil S.A.(1)	397,800	5,012
BM&F BOVESPA SA(1)	1,478,430	7,768
BR Properties SA(1)	820,314	8,136
Companhia Energetica de Minas Gerais- CEMIG, Preferred(1)(4)	502,271	8,935
Companhia Vale do Rio Doce(1)	1,081,662	23,202
Fibria Celulose S.A.(1)	564,000	4,381
Hypermarcas SA(1)	1,846,100	8,512
Julio Simoes Logistica SA(1)	779,600	3,904
Magazine Luiza SA(1)(5)	686,500	3,511
Magnesita Refratarios SA(1)(5)	935,100	2,893
PDG Realty SA Empreendimentos e Participacoes(1)	2,235,239	7,382
Petroleo Brasileiro S.A.(1)	2,331,745	28,977
Randon SA Implementos e Participacoes, Preferred(1)(4)	1,412,417	6,452
Tim Participacoes S.A.(1)	1,256,567	6,481
Totvs SA(1)	318,979	5,688

		137,805

CHILE - 0.8%
Empresa Nacional de Telecomunicaciones S.A.	323,920	6,017

CHINA - 12.1%
Ajisen China Holdings Limited	6,741,913	7,422
Chaoda Modern Agriculture (Holdings) Limited(1)(3)	12,474,536	257
China High Precision Automation Group Ltd.(1)(3)	9,066,000	2,743
China Rongsheng Heavy Industries Group Holdings Limited	15,688,000	4,323
China Yurun Food Group Limited	3,850,000	5,056
CNOOC Limited	6,823,000	11,965
Digital China Holdings Limited	5,901,000	9,148
GOME Electrical Appliances Holdings Limited	26,536,881	6,150
Huabao International Holdings Limited	13,418,322	6,876
Huaneng Power International, Inc., H Shares	10,460,700	5,590
Mindray Medical International Limited, Class A (DR)	297,173	7,619
Noah Holdings Ltd. (DR)(5)	451,045	2,774
Sinopharm Group Co	2,940,500	7,057
Springland International Holdings Ltd.	7,236,722	4,743
Zhuzhou CSR Times Electric Co., Ltd., H Shares	3,996,200	8,757

		90,480

COLOMBIA - 0.9%
Grupo de Inversiones Suramericana	347,001	5,567
Grupo de Inversiones Suramericana, Preferred(4)(5)	86,018	1,464

		7,031

EGYPT - 0.9%
Commercial International Bank Egypt SAE(1)	1,137,374	3,563
Egyptian Financial Group-Hermes Holding(1)(5)	1,820,831	3,019

		6,582

HONG KONG - 0.9%
AIA Group Ltd.	2,074,065	6,476

HUNGARY - 0.9%
MOL Hungarian Oil and Gas Nyrt., Class A(5)	94,929	6,764

INDIA - 4.6%
India Cements Limited	3,108,933	3,884
Infosys Limited	213,208	11,070
Mahindra & Mahindra Ltd.	495,322	6,342
Nagarjuna Construction Company Ltd.	2,427,898	1,538
Power Finance Corporation	2,356,104	6,078
Reliance Infrastructure Ltd.	453,011	2,896
Welspun Corporation Ltd.	1,603,781	2,538

		34,346

INDONESIA - 5.5%
Indofood CBP Sukses Makmur TBK PT	8,341,500	4,784
PT Astra International Tbk	1,839,987	15,016
PT Bank Negara Indonesia Tbk	23,809,018	9,978
PT Gudang Garam Tbk	745,973	5,105
PT Telekomunikasi Indonesia Tbk	7,680,385	5,971

		40,854

ITALY - 0.8%
Tenaris S.A. (DR)	161,425	6,002

KAZAKHSTAN - 0.8%
KazMunaiGas Exploration Production (DR)	404,790	6,052

KOREA - 11.9%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(1)	315,514	6,693
E-Mart Co., Ltd.(1)	28,216	6,837
KB Financial Group, Inc.(1)	296,902	9,375
LOCK&LOCK CO., LTD.(1)	256,069	8,562
Samsung Electronics Co., Ltd.(1)	46,410	42,629
Shinhan Financial Group Co., Ltd.(1)	325,980	11,268
Shinsegae Co., Ltd.(1)	18,147	3,860

		89,224

MEXICO - 6.4%
America Movil SAB de C.V., Series L	14,574,636	16,481
Genomma Lab Internacional SA(5)	2,923,091	5,637
Grupo Financiero Banorte S.A. de C.V., O Shares	2,165,957	6,558
Grupo Televisa S.A., Series CPO	1,951,492	8,221
OHL Mexico SAB de CV(5)	4,148,469	6,392
Urbi, Desarrollos Urbanos, S.A. de C.V.(5)	3,631,299	4,132

		47,421

RUSSIA - 6.0%
Eurasia Drilling Company Ltd. (DR)	175,431	4,123
Eurasia Drilling Company Ltd., 144A (DR)	26,670	627
Globaltrans Investment PLC (DR)	447,737	6,156
LSR Group O.J.S.C. (DR)	1,787,455	6,027
LUKOIL (DR)	287,088	15,201
Magnitogorsk Iron & Steel Works (DR)	969,974	4,721
Mobile TeleSystems (DR)	554,370	8,138

		44,993

SOUTH AFRICA - 7.4%
African Bank Investments Limited	2,228,208	9,468
Harmony Gold Mining Company Limited	792,746	9,329
Impala Platinum Holdings Limited	466,066	9,662
Mondi Limited	738,494	5,242
Mr. Price Group Limited	838,593	8,290
MTN Group Limited	766,140	13,641

		55,632

SWEDEN - 0.8%
Alliance Oil Company Ltd. (DR)(5)	488,161	6,082

TAIWAN - 10.9%
Chinatrust Financial Holding Company Ltd.	11,212,136	6,999
E Ink Holdings Inc.	5,961,000	7,776
Far Eastern Textile Ltd.	5,560,213	6,455
Hon Hai Precision Industry Co., Ltd.	5,381,921	14,735
HTC Corporation	543,251	8,917
MediaTek Incorporation	889,794	8,155
Taiwan Fertilizer Co., Ltd.	2,638,000	6,142
Taiwan Semiconductor Manufacturing Company Ltd.	8,948,647	22,402

		81,581

THAILAND - 1.7%
Bangkok Bank Public Company Limited (DR)	1,563,300	7,606
Bumrungrad Hospital Public Company Limited (DR)	3,400,800	5,012

		12,618

TURKEY - 3.5%
Cimsa Cimento Sanayi ve Ticaret A.S.	126,010	502
Emlak Konut Gayrimenkul Yatirim	5,670,690	5,839
Ford Otomotiv Sanayi A.S.	629,511	5,086
Tekfen Holding A.S.	1,585,457	4,471
Turk Ekonomi Bankasi A.S.(5)	4,045,095	3,076
Turkiye Sinai Kalkinma Bankasi A.S.	7,329,530	7,083

		26,057

UNITED ARAB EMIRATES - 0.5%
Air Arabia(1)	22,489,219	3,589

UNITED KINGDOM - 1.2%
Antofagasta plc	459,699	8,674

Total common and preferred stocks (Cost $893,987)		724,280

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $9,958 (Cost $9,958)(6)	$9,958	$9,958

Total investments - 98.2% (Cost $903,945)		734,238

Other assets less liabilities - 1.8%		13,504

Total net assets - 100.0%(7)		$747,742

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds, Inc. (“Artisan Funds”). In total, securities valued at a fair value were $240,200 or 32.1% of total net assets.

(2)

The shares of Banco do Brasil S.A. were acquired in a private placement and are restricted. The shares of Banco do Brasil S.A. are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Banco do Brasil S.A.	7/1/2010	$1,477	$1,360	0.2%

(3)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds. In total, the value of securities determined to be illiquid were $1,360, or 0.2% of total net assets.

(4)	Non-voting shares.
(5)	Non-income producing security.
(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.875%	8/15/2040	$10,161

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$85,366	11.4%
Consumer Staples	30,551	4.1
Energy	85,793	11.5
Financials	134,494	18.0
Healthcare	25,325	3.4
Industrials	58,730	7.9
Information Technology	133,263	17.8
Materials	96,608	12.9
Telecommunication Services	56,729	7.6
Utilities	17,421	2.3

Total common and preferred stocks	724,280	96.9
Short-term investments	9,958	1.3

Total investments	734,238	98.2
Other assets less liabilities	13,504	1.8

Total net assets	$747,742	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$137,805	18.8%
British pound	8,674	1.2
Chilean peso	6,017	0.8
Colombian peso	7,031	1.0
Egyptian pound	6,582	0.9
Hong Kong dollar	86,563	11.8
Hungarian forint	6,764	0.9
Indian rupee	34,346	4.7
Indonesian rupiah	40,854	5.6
Korean won	89,224	12.1
Mexican peso	47,421	6.5
South African rand	55,632	7.6
Swedish krona	6,082	0.8
Taiwan dollar	81,581	11.1
Thai baht	12,618	1.7
Turkish lira	26,057	3.5
U.S. dollar	77,398	10.5
United Arab Emirates dirham	3,589	0.5

Total investments	$734,238	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON AND PREFERRED STOCKS - 99.3%

BELGIUM - 1.5%
Anheuser-Busch InBev NV	2,577	$158

BRAZIL - 1.0%
Banco Daycoval SA, Preferred(1)(2)	20,700	104

CANADA - 1.0%
Canadian National Railway Company	1,340	105

CHINA - 1.1%
China Mobile Limited	11,600	113

DENMARK - 1.2%
Novo Nordisk A/S, Class B	1,090	125

FRANCE - 8.3%
Air Liquide SA	1,053	130
Christian Dior SA	1,142	135
DANONE S.A.	3,776	237
Eurofins Scientific	1,277	93
Pernod Ricard SA	1,599	148
Schneider Electric SA	2,492	131

		874

GERMANY - 1.3%
Bayer AG	2,162	138

HONG KONG - 6.3%
AIA Group Ltd.	79,795	249
Samsonite International SA(3)	109,960	173
Sands China Ltd.(3)	85,925	243

		665

INDIA - 2.5%
Housing Development Finance Corporation Ltd.	21,310	260

JAPAN - 8.2%
CALBEE, Inc.	3,100	152
CANON INC.	2,800	124
INPEX CORPORATION	18	113
JAPAN TOBACCO INC.	31	146
Kao Corporation	5,800	159
LAWSON, INC.	2,800	175

		869

KOREA - 1.5%
Samsung Electronics Co., Ltd.(2)	172	158

LUXEMBOURG - 1.1%
L’Occitane International SA	59,250	119

NETHERLANDS - 3.3%
Akzo Nobel N.V.	2,725	132
Unilever NV (DR)	6,315	217

		349

NIGERIA - 1.0%
Nigerian Breweries Plc.	177,000	103

PERU - 1.2%
Credicorp Ltd.	1,163	127

PHILIPPINES - 2.2%
Alliance Global Group, Inc.(2)	594,930	141
Puregold Price Club, Inc.(2)(3)	226,200	92

		233

RUSSIA - 1.1%
Gazprom (DR)	10,561	113

SWITZERLAND - 7.8%
Givaudan SA	116	111
Julius Baer Group Ltd.	3,026	118
Nestle SA	5,713	328
Sonova Holding AG	1,160	121
Swatch Group AG - Bearer Shares	382	143

		821

UNITED KINGDOM - 10.1%
Experian PLC	9,469	129
GlaxoSmithKline PLC	5,629	129
HSBC Holdings plc	24,586	188
Petrofac Limited	5,224	117
Prudential plc	14,446	143
Standard Chartered plc	4,841	106
Vodafone Group Plc	51,161	142
WPP plc	11,081	116

		1,070

UNITED STATES - 37.6%
3M Company	2,046	167
Abercrombie & Fitch Co.	3,574	175
Accenture plc, Class A	2,794	149
Air Products and Chemicals, Inc.	1,824	155
Allergan, Inc.	1,286	113
American Express Company	3,536	167
Apple Inc.(3)	377	153
CME Group Inc., Class A	565	138
The Coca-Cola Company	2,913	204
Colgate-Palmolive Company	1,368	126
The Dun & Bradstreet Corporation	2,478	185
EMC Corporation(3)	7,149	154
Google Inc., Class A(3)	374	242
Halliburton Company	3,926	136
MasterCard Incorporated, Class A	567	211
McDonald’s Corporation	2,022	203
Oracle Corporation	9,150	235
The Procter & Gamble Company	3,073	205
Thermo Fisher Scientific Inc.(3)	2,835	128
United Technologies Corporation	1,410	103
Wal-Mart Stores, Inc.	3,562	213
The Walt Disney Company	5,131	192
YUM! Brands, Inc.	3,458	204

		3,958

Total common and preferred stocks (Cost $9,853)		10,462

Total investments - 99.3% (Cost $9,853)		10,462

Other assets less liabilities - 0.7%		71

Total net assets - 100.0%(4)		$10,533

(1)	Non-voting shares.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $495 or 4.7% of total net assets.
(3)	Non-income producing security.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,703	16.2%
Consumer Staples	2,663	25.3
Energy	479	4.6
Financials	1,600	15.2
Healthcare	847	8.0
Industrials	961	9.1
Information Technology	1,426	13.5
Materials	528	5.0
Telecommunication Services	255	2.4

Total common and preferred stocks	10,462	99.3
Other assets less liabilities	71	0.7

Total net assets	$10,533	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$104	1.0%
British pound	1,070	10.2
Canadian dollar	105	1.0
Danish krone	125	1.2
Euro	1,519	14.5
Hong Kong dollar	897	8.6
Indian rupee	260	2.5
Japanese yen	869	8.3
Korean won	158	1.5
Nigeria naira	103	1.0
Philippine peso	233	2.2
Swiss franc	821	7.9
U.S. dollar	4,198	40.1

Total investments	$10,462	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.0%

BELGIUM - 1.6%
Groupe Bruxelles Lambert S.A.	22,164	$1,478

FRANCE - 4.8%
Publicis Groupe	45,736	2,104
Total SA	44,128	2,256

		4,360

GERMANY - 1.8%
HeidelbergCement AG	37,564	1,594

HONG KONG - 0.6%
Guoco Group Limited	56,673	528

IRELAND - 1.1%
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(2)(3)(4)(5)	208,479	1,005

JAPAN - 5.1%
Credit Saison Co., Ltd.	62,100	1,245
Kao Corporation	66,800	1,825
Mitsubishi UFJ Financial Group, Inc.	161,428	686
SANKYO CO., LTD.	13,457	681
Stanley Electric Co., Ltd.	15,100	222

		4,659

NETHERLANDS - 1.8%
ING Groep N.V.(2)	143,238	1,031
Koninklijke Philips Electronics N.V.	29,758	627

		1,658

SWITZERLAND - 5.2%
Adecco SA	33,547	1,405
Novartis AG	45,554	2,604
Pargesa Holding SA - Bearer Shares	10,203	668

		4,677

UNITED KINGDOM - 13.4%
Compass Group PLC	421,042	3,995
Diageo plc	141,374	3,088
Experian PLC	94,874	1,290
Lloyds Banking Group plc(2)	2,120,635	853
Unilever PLC (DR)	89,587	3,003

		12,229

UNITED STATES - 59.6%
3M Company	35,862	2,931
Accenture plc, Class A	15,198	809
American Express Company	47,675	2,249
Arch Capital Group Ltd.(2)(6)	98,282	3,659
The Bank of New York Mellon Corporation	136,505	2,718
Becton, Dickinson and Company	14,793	1,105
The Chubb Corporation	45,103	3,122

Cisco Systems, Inc.	59,841	1,082
CVS Caremark Corporation	26,425	1,078
Fidelity National Financial, Inc.	93,923	1,496
Google Inc., Class A(2)	5,867	3,790
Johnson & Johnson	46,073	3,021
Lockheed Martin Corporation	18,976	1,535
Lowe’s Companies, Inc.	90,225	2,290
Marsh & McLennan Companies, Inc.	106,007	3,352
MasterCard Incorporated, Class A	12,497	4,659
Mohawk Industries, Inc.(2)	32,621	1,952
Oracle Corporation	64,324	1,650
Signet Jewelers Ltd.	81,126	3,566
Target Corporation	40,631	2,081
TE Connectivity Ltd.	100,653	3,101
Wal-Mart Stores, Inc.	50,538	3,020

		54,266

Total common stocks (Cost $77,031)		86,454

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $5,020 (Cost $5,020)(7)	$5,020	$5,020

Total investments - 100.5% (Cost $82,051)		91,474

Other assets less liabilities - (0.5%)		(474)

Total net assets - 100.0%(8)		$91,000

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $1,005 or 1.1% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	8/26/09 -12/29/11	$894	$1,005	1.1%

(5)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(6)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.875%	8/15/2040	$5,126

(8)	Percentages for various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

FOREIGN CURRENCY FORWARD CONTRACTS

Unaudited

Dollar values in thousands

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized (Depreciation) Appreciation
Japanese Yen	State Street Bank and Trust Company	Buy	2/16/2012	$(711)	$(709)	$(2)
Japanese Yen	State Street Bank and Trust Company	Sell	2/16/2012	3,768	3,761	7
Japanese Yen	State Street Bank and Trust Company	Sell	2/16/2012	193	193	—	(1)
Japanese Yen	State Skeet Bank and Trust Company	Sell	2/16/2012	184	186	(2)

				$3,434	$3,431	$3

(1)	Amount rounds to less than $1.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$16,891	18.5%
Consumer Staples	12,014	13.2
Energy	2,256	2.5
Financials	23,085	25.4
Healthcare	6,730	7.4
Industrials	8,793	9.7
Information Technology	15,091	16.6
Materials	1,594	1.7

Total common stocks	86,454	95.0
Short-term investments	5,020	5.5

Total investments	91,474	100.5
Other assets less liabilities	(474)	(0.5)

Total net assets	$91,000	100.0%

CURRENCY EXPOSURE* - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$9,226	10.1%
Euro	10,095	11.0
Hong Kong dollar	528	0.6
Japanese yen	4,659	5.1
Swiss franc	4,677	5.1
U.S. dollar	62,289	68.1

Total investments	$91,474	100.0%

*	Excludes currency exposure to foreign currency forward contracts.

ARTISAN GROWTH OPPORTUNITIES FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.3%

BRAZIL - 7.5%
Anhanguera Educacional Participacoes SA(1)	186,496	$2,010
BR Malls Participacoes(1)	143,600	1,395
Mills Estruturas e Servicos de Engenharia SA(1)	447,380	4,245
Multiplus SA(1)	77,900	1,347
OdontoPrev SA(1)	239,150	3,411

		12,408

CANADA - 1.0%
Tourmaline Oil Corp.(2)	61,800	1,615

CHINA - 4.4%
Baidu, Inc., Class A (DR)(2)	35,700	4,158
Ctrip.com International, Ltd. (DR)(2)	63,702	1,491
Tsingtao Brewery Company Limited, H Shares	306,600	1,696

		7,345

FINLAND - 1.3%
Nokia Corporation (DR)	435,700	2,100

HONG KONG - 0.8%
Wynn Macau Limited	501,900	1,259

INDIA - 2.2%
HDFC Bank Limited (DR)	100,200	2,633
Jubilant Foodworks Limited(2)	66,161	938

		3,571

INDONESIA - 0.5%
PT Bank Central Asia Tbk	969,900	856

JAPAN - 2.0%
FANUC CORP.	22,100	3,382

SWEDEN - 3.9%
Hexagon AB, Class B	257,245	3,846
Telefonaktiebolaget LM Ericsson (DR), Class B	258,300	2,617

		6,463

SWITZERLAND - 1.5%
Compagnie Financiere Richemont SA - Bearer Shares	47,550	2,405

TURKEY - 1.6%
Coca-Cola Icecek AS	216,267	2,581

UNITED KINGDOM - 5.4%
ARM Holdings PLC	281,250	2,586
Rotork plc	133,500	4,001
The Weir Group PLC	74,400	2,348

		8,935

UNITED STATES - 63.2%
Agilent Technologies, Inc.(2)	139,713	4,880
Allergan, Inc.	39,325	3,450
Apple Inc.(2)	21,675	8,778
Biogen Idec Inc.(2)	34,600	3,808
Broadcom Corporation, Class A	117,400	3,447
Cerner Corporation(2)	52,258	3,201
Citrix Systems, Inc.(2)	48,343	2,935
Discover Financial Services	196,000	4,704
eBay Inc.(2)	108,700	3,297
EMC Corporation(2)	277,500	5,977
Gilead Sciences, Inc.(2)	49,100	2,010
Google Inc., Class A(2)	14,520	9,378
IHS Inc.(2)	76,600	6,600
Johnson Controls, Inc.	26,700	835
Monsanto Company	108,500	7,603
National Oilwell Varco, Inc.	73,050	4,967
Occidental Petroleum Corporation	51,250	4,802
Polo Ralph Lauren Corporation, Class A	17,611	2,432
Precision Castparts Corp.	24,775	4,083
Regeneron Pharmaceuticals, Inc.(2)	97,800	5,421
salesforce.com, inc.(2)	40,600	4,119
Starbucks Corporation	150,302	6,915
Teradata Corporation(2)	15,300	742

		104,384

Total common stocks (Cost $144,805)		157,304

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $9,387 (Cost $9,387)(3)	$9,387	$9,387

Total investments - 101.0% (Cost $154,192)		166,691

Other assets less liabilities - (1.0%)		(1,662)

Total net assets - 100.0%(4)		$165,029

(1)	Valued at fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at fair value were $12,408 or 7.5% of total net assets.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.000%	2/15/2015	$9,577

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

FOREIGN CURRENCY FORWARD CONTRACTS

Unaudited

Dollar values in thousands

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized Appreciation
Japanese Yen	State Street Bank and Trust Company	Sell	2/16/2012	$1,668	$1,665	$3

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$18,285	11.1%
Consumer Staples	4,277	2.6
Energy	11,384	6.9
Financials	9,588	5.8
Healthcare	26,181	15.9
Industrials	26,006	15.7
Information Technology	53,980	32.7
Materials	7,603	4.6

Total common stocks	157,304	95.3
Short-term investments	9,387	5.7

Total investments	166,691	101.0
Other assets less liabilities	(1,662)	(1.0)

Total net assets	$165,029	100.0%

CURRENCY EXPOSURE* - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$12,408	7.4%
British pound	8,935	5.4
Canadian dollar	1,615	1.0
Hong Kong dollar	2,955	1.8
Indian rupee	938	0.6
Indonesian rupiah	856	0.5
Japanese yen	3,382	2.0
Swedish krona	3,846	2.3
Swiss franc	2,405	1.4
Turkish lira	2,581	1.5
U.S. dollar	126,770	76.1

Total investments	$166,691	100.0%

*	Excludes currency exposure to foreign currency forwards contracts.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.9%

AUSTRALIA - 0.6%
Coca-Cola Amatil Limited	1,683,665	$19,821
Treasury Wine Estates	8,430,282	31,731

		51,552

BELGIUM - 5.0%
Anheuser-Busch InBev NV	6,635,012	406,225

CANADA - 3.9%
Canadian National Railway Company	21,514	1,690
Canadian Pacific Railway Limited	4,665,551	315,718

		317,408

CHINA - 6.0%
Baidu, Inc., Class A (DR)(1)	2,075,083	241,685
Beijing Enterprises Holdings Ltd.	6,940,831	41,824
China Mobile Limited	11,229,770	109,744
China Resources Land Limited	33,206,341	53,188
Tencent Holdings Limited	1,961,114	39,391

		485,832

FRANCE - 9.4%
Accor SA	326,749	8,282
Air Liquide SA	435,743	53,909
DANONE S.A.	1,875,381	117,890
LVMH Moet Hennessy Louis Vuitton SA	391,830	55,480
Pernod Ricard SA	1,956,253	181,435
Schneider Electric SA	2,345,538	123,493
Technip SA	393,620	36,996
Unibail-Rodamco	867,147	155,888
Zodiac Aerospace	384,921	32,621

		765,994

GERMANY - 10.9%
Allianz SE	644,471	61,649
Bayer AG	1,760,972	112,589
Beiersdorf AG	2,081,559	118,054
Brenntag AG	1,287,732	119,915
Daimler AG	1,687,109	74,066
Linde AG	2,278,377	338,964
Muenchener Rueckversicherungs-Gesellschaft AG	520,126	63,803

		889,040

HONG KONG - 14.9%
AIA Group Ltd.	79,961,263	249,667
BOC Hong Kong (Holdings) Limited	16,927,144	40,102
Galaxy Entertainment Group Limited(1)	20,564,548	37,599
Hang Seng Bank Limited	6,264,888	74,332
Henderson Land Development Company Limited	12,034,565	59,812
Hongkong Land Holdings Limited	9,849,799	44,718
MGM China Holdings Ltd.(1)	17,822,107	23,223

NWS Holdings Limited	30,413,315	44,798
Sands China Ltd.(1)	107,231,185	303,057
Sino Land Company Limited	76,241,276	108,571
Sun Hung Kai Properties Limited	6,927,593	86,834
Wynn Macau Limited	57,824,776	145,035

		1,217,748

INDIA - 0.1%
Coal India Limited	1,909,075	10,821

ITALY - 1.1%
Fiat Industrial SpA(1)	10,733,267	92,031

JAPAN - 10.8%
HONDA MOTOR CO., LTD.	6,817,044	207,957
JAPAN TOBACCO INC.	65,033	305,859
Kao Corporation	6,898,467	188,482
SOFTBANK Corp	5,990,274	176,432

		878,730

KOREA - 0.9%
NHN Corp.(1)(2)	391,104	71,648

NETHERLANDS - 5.5%
Akzo Nobel N.V.	1,998,221	96,620
Koninklijke Vopak NV	1,083,764	57,264
Unilever NV (DR)	8,544,144	293,818

		447,702

NIGERIA - 0.0%(3)
Nigerian Breweries Plc.	165,343	96

RUSSIA - 1.0%
Gazprom (DR)	7,446,902	79,384

SINGAPORE - 1.0%
City Developments Limited	3,559,310	24,423
Genting Singapore PLC(1)	51,462,298	59,911

		84,334

SPAIN - 0.4%
Grifols S.A.(1)	2,133,115	35,890

SWEDEN - 0.5%
Sandvik AB	3,145,293	38,596

SWITZERLAND - 9.1%
Adecco SA	1,899,422	79,572
Compagnie Financiere Richemont SA - Bearer Shares	1,733,539	87,683
Givaudan SA	84,722	80,726
Nestle SA	5,326,877	306,240
Swatch Group AG - Bearer Shares	489,768	183,278

		737,499

UNITED KINGDOM - 13.7%
BG Group plc	4,013,383	85,794
Diageo plc	1,500,880	32,784
GlaxoSmithKline PLC	4,867,843	111,242
HSBC Holdings plc	15,531,899	118,446
Imperial Tobacco Group plc	5,493,958	207,757
Johnson Matthey PLC	1,485,225	42,348
Land Securities Group plc	7,405,071	73,083

Prudential plc	2,612,931	25,910
Reckitt Benckiser Group PLC	111,402	5,502
Royal Dutch Shell PLC, Class A	2,273,587	82,834
SABMiller plc	3,632,752	127,868
Standard Chartered plc	2,250,471	49,244
Tate & Lyle PLC	4,817,473	52,707
WPP plc	9,854,314	103,377

		1,118,896

UNITED STATES - 2.1%
Accenture plc, Class A	970,561	51,663
Schlumberger Limited	1,765,862	120,626

		172,289

Total common stocks (Cost $7,361,017)		7,901,715

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $333,170 (Cost $333,170)(4)	$333,170	$333,170

Total investments - 101.0% (Cost $7,694,187)		8,234,885

Other assets less liabilities - (1.0%)		(80,080)

Total net assets - 100.0%(5)		$8,154,805

(1)	Non-income producing security.
(2)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $71,648 or 0.9% of total net assets.
(3)	Represents less than 0.1% of total net assets.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.000%	2/15/2015	$28,366
U.S. Treasury Note	4.250%	8/15/2015	57,400
U.S. Treasury Note	2.750%	2/15/2019	110,500
U.S. Treasury Note	3.125%	5/15/2019	56,188
U.S. Treasury Bond	6.875%	8/15/2025	87,383

			$339,837

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$1,288,948	15.8%
Consumer Staples	2,396,269	29.4
Energy	416,455	5.1
Financials	1,289,670	15.8
Healthcare	259,721	3.2
Industrials	947,522	11.6
Information Technology	404,387	5.0
Materials	612,567	7.5
Telecommunication Services	286,176	3.5

Total common stocks	7,901,715	96.9
Short-term investments	333,170	4.1

Total investments	8,234,885	101.0
Other assets less liabilities	(80,080)	(1.0)

Total net assets	$8,154,805	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$51,552	0.6%
British pound	1,036,062	12.6
Euro	2,719,716	33.0
Hong Kong dollar	1,417,177	17.2
Indian rupee	10,821	0.1
Japanese yen	878,730	10.7
Korean won	71,648	0.9
Nigeria naira	96	0.0 (1)
Singapore dollar	84,334	1.0
Swedish krona	38,596	0.5
Swiss franc	737,499	9.0
U.S. dollar	1,188,654	14.4

Total investments	$8,234,885	100.0%

(1)	Represents less than 0.1% of total investments.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.2%

AUSTRALIA - 3.1%
Domino’s Pizza Enterprises Limited	2,081,722	$16,821

AUSTRIA - 0.9%
Flughafen Wien AG(1)	134,296	5,090

BRAZIL - 1.3%
M Dias Branco SA(1)	270,400	6,915

CHINA - 14.3%
AMVIG Holdings Ltd	11,554,000	6,129
Beijing Enterprises Water Group Limited(2)	57,678,000	15,670
China Everbright International Limited	17,974,700	6,503
China Lodging Group Ltd. (DR)(2)	313,691	4,454
Hengan International Group Company Limited	683,550	6,394
Hengdeli Holdings Limited	17,626,000	5,742
Intime Department Store Group Company Limited	11,101,300	11,363
New World Department Store China	7,690,000	4,376
Parkson Retail Group Ltd.	4,635,500	5,676
Yingde Gases	12,048,500	12,302

		78,609

FINLAND - 0.5%
Nokian Renkaat Oyj	85,887	2,766

FRANCE - 8.6%
Eurofins Scientific	130,485	9,513
Gemalto NV	118,459	5,762
Ipsos	536,852	15,251
Rubis	325,779	17,034

		47,560

GERMANY - 18.5%
Gerresheimer AG	324,432	13,519
GfK SE	563,624	22,344
Sixt AG	438,117	7,743
Wacker Neuson SE	1,375,552	17,002
Wirecard AG	2,582,604	41,514

		102,122

HONG KONG - 6.4%
Chow Sang Sang Holdings International Limited	3,122,800	7,036
Galaxy Entertainment Group Limited(2)	1,375,000	2,514
Oriental Watch Holdings Limited	5,010,000	2,303
SJM Holdings Limited	12,475,000	20,239
Sun Hung Kai & Co. Limited	5,990,372	3,147

		35,239

IRELAND - 1.7%
Glanbia plc	85,328	511
Smurfit Kappa Group PLC(2)	1,429,240	8,639

		9,150

ITALY - 6.4%
Davide Campari - Milano S.p.A.	3,463,872	23,066
Marr SpA	1,323,200	11,106
Salvatore Ferragamo Italia SpA(2)	97,590	1,286

		35,458

JAPAN - 3.7%
AUTOBACS SEVEN CO., LTD.	443,000	20,259

KENYA - 0.2%
East African Breweries Limited	607,500	1,249

LUXEMBOURG - 2.4%
L’Occitane International SA	6,511,500	13,079

NETHERLANDS - 3.0%
Imtech NV	645,425	16,719

PHILIPPINES - 3.7%
Alliance Global Group, Inc.(1)	85,677,000	20,315

RUSSIA - 2.6%
Globaltrans Investment PLC (DR)	644,069	8,856
Pharmstandard(1)(2)	56,781	2,953
TransContainer OAO (DR)	334,193	2,607

		14,416

SINGAPORE - 6.0%
City Developments Limited	661,972	4,542
Mandarin Oriental International Limited	3,504,000	5,256
Petra Foods Limited	5,236,000	7,468
SIA Engineering Company	3,944,700	10,432
Super Group Ltd.	5,076,000	5,146

		32,844

SWITZERLAND - 2.3%
Schindler Holding AG, Participation Certificates(3)	109,060	12,702

TURKEY - 0.9%
Bizim Toptan Satis Magazalari AS	214,858	2,133
Coca-Cola Icecek AS	235,460	2,810

		4,943

UNITED KINGDOM - 8.7%
Aegis Group plc	6,466,600	14,502
Babcock International Group plc	2,382,727	27,216
Informa PLC	1,064,690	5,974

		47,692

Total common stocks (Cost $476,471)		523,948

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $24,770 (Cost $24,770)(4)	$24,770	$24,770

Total investments - 99.7% (Cost $501,241)		548,718

Other assets less liabilities - 0.3%		1,625

Total net assets - 100.0%(5)		$550,343

(1)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $35,273 or 6.4% of total net assets.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.875%	8/15/2040	$25,267

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	$181,241	32.9%
Consumer Staples	66,798	12.1
Financials	7,689	1.4
Healthcare	25,985	4.7
Industrials	135,185	24.6
Information Technology	47,276	8.6
Materials	27,070	4.9
Utilities	32,704	6.0

Total common stocks	523,948	95.2
Short-term investments	24,770	4.5

Total investments	548,718	99.7
Other assets less liabilities	1,625	0.3

Total net assets	$550,343	100.0%

CURRENCY EXPOSURE - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$16,821	3.1%
Brazilian real	6,915	1.3
British pound	47,692	8.7
Euro	218,865	39.9
Hong Kong dollar	122,473	22.3
Japanese yen	20,259	3.7
Kenya shilling	1,249	0.2
Philippine peso	20,315	3.7
Singapore dollar	27,588	5.0
Swiss franc	12,702	2.3
Turkish lira	4,943	0.9
U.S. dollar	48,896	8.9

Total investments	$548,718	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.7%

BELGIUM - 1.7%
Groupe Bruxelles Lambert S.A.	1,144,756	$76,317

DENMARK - 1.7%
Carlsberg A/S, Class B	1,084,439	76,471

FRANCE - 9.4%
Publicis Groupe	3,096,156	142,436
Societe Television Francaise 1	2,471,214	24,122
Sodexo	581,819	41,770
Sodexo - Registered Shares	1,284,779	92,237
Total SA	2,510,038	128,320

		428,885

GERMANY - 2.7%
HeidelbergCement AG	2,911,993	123,580

HONG KONG - 1.6%
Guoco Group Limited	7,824,737	72,841

IRELAND - 3.8%
ICON PLC (DR)(1)(2)	3,299,872	56,461
Ryanair Holdings PLC, Equity-Linked Security, 144A(1)(3)(4)(5)(6)	24,712,760	119,078

		175,539

JAPAN - 12.3%
Aderans Co., Ltd.(1)(2)	2,388,767	30,725
Credit Saison Co., Ltd.	6,381,859	127,936
Kao Corporation	5,047,400	137,907
Mitsubishi UFJ Financial Group, Inc.(5)	3,654,200	15,524
Mitsubishi UFJ Financial Group, Inc.	12,412,782	52,734
NIFCO INC.	1,023,500	28,603
SANKYO CO., LTD.	1,443,492	73,047
SEINO HOLDINGS CO., LTD.	2,270,820	17,613
Stanley Electric Co., Ltd.	5,527,100	81,215

		565,304

NETHERLANDS - 6.4%
ING Groep N.V.(1)	13,898,626	100,015
Koninklijke Ahold NV	6,833,529	92,025
Koninklijke Philips Electronics N.V.	4,914,952	103,560

		295,600

SWITZERLAND - 10.8%
Adecco SA	1,640,008	68,705
Nestle SA	1,046,145	60,142
Novartis AG	2,849,315	162,896
Panalpina Welttransport Holding AG(1)	1,113,221	114,012
Pargesa Holding SA - Bearer Shares	1,344,272	88,015
Tamedia AG	29,467	3,655

		497,425

THAILAND - 0.5%
Thai Beverage Public Company Limited	111,773,183	21,113

UNITED KINGDOM - 24.6%
Carpetright PLC	2,945,512	21,957
Compass Group PLC	27,835,685	264,128
Cookson Group PLC	211,362	1,671
Diageo plc	6,310,880	137,848
Experian PLC	7,118,180	96,782
Lancashire Holdings Ltd	3,407,974	38,345
Lloyds Banking Group plc(1)	139,535,339	56,136
Michael Page International plc	9,932,243	53,802
Qinetiq Group PLC(2)	62,160,001	128,005
Reed Elsevier PLC	18,449,951	148,708
Savills Plc(2)	9,896,089	50,348
Unilever PLC (DR)	3,888,330	130,337

		1,128,067

UNITED STATES - 17.2%
Accenture plc, Class A	1,618,480	86,152
Arch Capital Group Ltd.(1)(2)	5,521,590	205,569
Covidien plc	3,059,567	137,711
Signet Jewelers Ltd.	3,780,386	166,186
TE Connectivity Ltd.	6,346,675	195,541

		791,159

Total common stocks (Cost $3,928,057)		4,252,301

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $299,869 (Cost $299,869)(7)	$299,869	$299,869

Total investments - 99.2% (Cost $4,227,926)		4,552,170

Other assets less liabilities - 0.8%		36,776

Total net assets - 100.0%(8)		$4,588,946

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $119,078 or 2.6% of total net assets.
(4)	Non-voting shares.
(5)

Security is restricted. Ryanair Holdings PLC was acquired in a transaction under Rule 144A of the Securities Act of 1933, as amended. The shares of Ryanair Holdings PLC may be resold in transactions exempt from registration to qualified institutional buyers. The shares of Mitsubishi UFJ Financial Group, Inc., were acquired in a private placement and are freely tradeable outside the United States, where the Fund expects to trade them.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings PLC	9/17/08 -9/26/2011	$102,300	$119,078	2.6%
Mitsubishi UFJ Financial Group, Inc.	12/14/2009	$17,639	$15,524	0.3%

			$134,602	2.9%

(6)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note (G) in Notes to Form N-Q, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.750%	12/15/2013	$305,868

(8)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

FOREIGN CURRENCY FORWARD CONTRACTS

Unaudited

Dollar values in thousands

Description	Counterparty	Transaction Type	Settlement Date	Cost on Origination Date	Value	Unrealized (Depreciation) Appreciation
Japanese Yen	State Street Bank and Trust Company	Buy	2/16/2012	$(64,661)	$(64,495)	$(166)
Japanese Yen	State Street Bank and Trust Company	Sell	2/16/2012	483,109	482,250	859

				$418,448	$417,755	$693

PORTFOLIO DIVERSIFICATION - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Net Assets
Consumer Discretionary	1,088,064	23.7%
Consumer Staples	686,568	15.0
Energy	128,320	2.8
Financials	883,780	19.3
Healthcare	357,068	7.8
Industrials	703,228	15.3
Information Technology	281,693	6.1
Materials	123,580	2.7

Total common stocks	4,252,301	92.7
Short-term investments	299,869	6.5

Total investments	4,552,170	99.2
Other assets less liabilities	36,776	0.8

Total net assets	4,588,946	100.0%

CURRENCY EXPOSURE* - DECEMBER 31, 2011

Unaudited

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$997,730	21.9%
Danish krone	76,471	1.7
Euro	1,043,460	22.9
Hong Kong dollar	72,841	1.6
Japanese yen	565,304	12.4
Singapore dollar	21,113	0.5
Swiss franc	497,425	10.9
U.S. dollar	1,277,826	28.1

Total investments	$4,552,170	100.0%

*	Excludes currency exposure to foreign currency forwards contracts.

ARTISAN MID CAP FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.3%

CONSUMER DISCRETIONARY - 21.0%
Auto Components - 2.2%
BorgWarner Inc.(1)	1,315,014	$83,819
Gentex Corporation	1,081,200	31,993

		115,812

Automobiles - 0.5%
Tesla Motors, Inc.(1)	854,685	24,410

Distributors - 1.8%
LKQ Corporation(1)	3,177,470	95,578

Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. (DR)(1)(2)	2,098,900	50,479

Hotels, Restaurants & Leisure - 5.8%
Arcos Dorados Holdings Inc., Class A(2)	2,119,700	43,517
Chipotle Mexican Grill, Inc.(1)	264,924	89,475
Ctrip.com International, Ltd. (DR)(1)(2)	2,173,831	50,868
Starwood Hotels & Resorts Worldwide, Inc.	1,751,599	84,024
Wynn Resorts, Limited	333,923	36,895

		304,779

Internet & Catalog Retail - 0.2%
Netflix, Inc.(1)	166,567	11,541

Specialty Retail - 2.1%
Tractor Supply Company	739,400	51,869
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	876,200	56,883

		108,752

Textiles, Apparel & Luxury Goods - 7.4%
Coach, Inc.	2,254,823	137,634
Fossil, Inc.(1)	1,301,935	103,322
lululemon athletica inc.(1)	731,916	34,151
Polo Ralph Lauren Corporation, Class A	616,722	85,157
Under Armour, Inc., Class A(1)	423,300	30,389

		390,653

CONSUMER STAPLES - 2.4%
Food Products - 2.4%
Green Mountain Coffee Roasters, Inc.(1)	414,900	18,608
Mead Johnson Nutrition Company	630,900	43,362
TreeHouse Foods, Inc.(1)	978,600	63,981

		125,951

ENERGY - 9.4%
Energy Equipment & Services - 6.7%
Cameron International Corporation(1)	2,641,649	129,943
Core Laboratories N.V.	766,310	87,321
Dresser-Rand Group Inc.(1)	2,727,727	136,141

		353,405

Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corporation	752,500	57,115
Noble Energy, Inc.	937,100	88,453

		145,568

FINANCIALS - 3.9%
Capital Markets - 1.1%
Ares Capital Corporation	3,686,909	56,963

Commercial Banks - 0.7%
HDFC Bank Limited (DR)(2)	1,332,590	35,020

Consumer Finance - 2.1%
Discover Financial Services	4,693,310	112,639

HEALTHCARE - 20.6%
Biotechnology - 6.3%
Alexion Pharmaceuticals, Inc.(1)	620,500	44,366
Cepheid(1)(3)	3,066,900	105,532
Incyte Corporation(1)	2,364,182	35,486
Regeneron Pharmaceuticals, Inc.(1)	2,699,013	149,606

		334,990

Health Care Equipment & Supplies - 2.6%
Edwards Lifesciences Corporation(1)	1,191,581	84,245
Intuitive Surgical, Inc.(1)	117,213	54,271

		138,516

Health Care Providers & Services - 1.5%
AMERIGROUP Corporation(1)	1,382,100	81,654

Health Care Technology - 4.5%
athenahealth, Inc.(1)(3)	2,287,315	112,353
Cerner Corporation(1)	2,088,624	127,928

		240,281

Life Sciences Tools & Services - 4.2%
Agilent Technologies, Inc.(1)	4,051,615	141,523
Mettler-Toledo International Inc.(1)	557,300	82,319

		223,842

Pharmaceuticals - 1.5%
Allergan, Inc.	927,196	81,352

INDUSTRIALS - 13.0%
Aerospace & Defense - 2.4%
Precision Castparts Corp.	779,696	128,486

Electrical Equipment - 2.6%
Cooper Industries plc	1,114,376	60,343
Roper Industries, Inc.	907,212	78,810

		139,153

Machinery - 2.7%
Gardner Denver, Inc.	1,057,434	81,486
Pall Corporation	770,500	44,034
Woodward, Inc.	412,900	16,900

		142,420

Professional Services - 5.3%
IHS Inc.(1)	1,980,217	170,615
Verisk Analytics, Inc., Class A(1)	2,738,527	109,897

		280,512

INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 1.8%
Aruba Networks, Inc.(1)	1,195,500	22,141
Juniper Networks, Inc.(1)	3,462,985	70,680

		92,821

Electronic Equipment & Instruments - 4.3%
IPG Photonics Corporation(1)	1,179,100	39,936
Trimble Navigation Limited(1)	3,010,865	130,672
Universal Display Corporation(1)	1,572,600	57,699

		228,307

Internet Software & Services - 2.9%
Akamai Technologies, Inc.(1)	941,400	30,388
MercadoLibre, Inc.	726,763	57,807
OpenTable, Inc.(1)	836,966	32,750
SINA Corporation(1)(2)	649,700	33,784

		154,729

IT Services - 1.5%
Teradata Corporation(1)	1,645,404	79,819

Semiconductors & Semiconductor Equipment - 4.0%
Altera Corporation	1,026,700	38,091
ARM Holdings PLC (DR)(2)	2,952,925	81,707
Broadcom Corporation, Class A	3,204,276	94,078

		213,876

Software - 11.5%
ANSYS, Inc.(1)	1,630,718	93,408
Citrix Systems, Inc.(1)	1,311,218	79,617
Concur Technologies, Inc.(1)	327,330	16,625
Electronic Arts Inc.(1)	1,962,000	40,417
Qlik Technologies Inc.(1)	2,640,300	63,895
Red Hat, Inc.(1)	1,776,941	73,370
salesforce.com, inc.(1)	1,324,211	134,354
VMware, Inc., Class A(1)	1,282,868	106,722

		608,408

Total common stocks (Cost $3,804,814)		5,100,716

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $247,308 (Cost $247,308)(4)	$247,308	$247,308

Total investments - 101.0% (Cost $4,052,122)		5,348,024

Other assets less liabilities - (1.0%)		(54,418)

Total net assets - 100.0%(5)		$5,293,606

(1)	Non-income producing security.
(2)

For purposes of this report, the Fund considers the company to be from outside of the United States based on the country designation assigned to it by the security information vendors engaged by Artisan Partners Limited Partnership (the “Adviser”). See the Fund’s Statement of Additional Information for information on how a particular country is assigned by the vendors.

Security	Country	Trading Currency
Arcos Dorados Holdings Inc., Class A	Brazil	US dollar
ARM Holdings PLC (DR)	United Kingdom	US dollar
Ctrip.com International, Ltd. (DR)	China	US dollar
HDFC Bank Limited (DR)	India	US dollar
New Oriental Education & Technology Group, Inc. (DR)	China	US dollar
SINA Corporation	China	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	2.625%	7/31/2014	$143,816
U.S. Treasury Note	0.250%	9/15/2014	49,813
U.S. Treasury Note	0.500%	10/15/2014	58,629

			$252,258

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN MID CAP VALUE FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.6%

CONSUMER DISCRETIONARY - 7.6%
Diversified Consumer Services - 2.1%
H&R Block, Inc.	9,067,400	$148,071

Household Durables - 1.6%
Mohawk Industries, Inc.	1,894,700	113,398

Leisure Equipment & Products - 2.0%
Mattel, Inc.	5,181,200	143,830

Media - 1.9%
Omnicom Group Inc.	3,031,500	135,144

CONSUMER STAPLES - 5.2%
Food & Staples Retailing - 3.9%
The Kroger Co.	7,308,100	177,002
Sysco Corporation	3,572,800	104,790

		281,792

Food Products - 1.3%
Campbell Soup Company	2,842,000	94,468

ENERGY - 8.4%
Energy Equipment & Services - 4.0%
Ensco PLC (DR)(2)	3,008,474	141,158
McDermott International, Inc.(1)	9,519,900	109,574
Patterson-UTI Energy, Inc.	1,752,800	35,021

		285,753

Oil, Gas & Consumable Fuels - 4.4%
Cimarex Energy Co.	2,927,590	181,218
Southwestern Energy Company(1)	4,270,400	136,397

		317,615

FINANCIALS - 19.7%
Capital Markets - 1.6%
Northern Trust Corporation	2,896,200	114,863

Insurance - 15.5%
Alleghany Corporation(1)(3)	599,507	171,033
Allied World Assurance Company Holdings, Ltd	1,183,100	74,452
The Allstate Corporation	4,574,300	125,382
Aon Corporation	3,024,928	141,567
Arch Capital Group Ltd.(1)(3)	3,692,119	137,458
Fidelity National Financial, Inc.	6,965,681	110,963
Loews Corporation	3,166,800	119,230
The Progressive Corporation	9,311,000	181,658
Validus Holdings, Ltd.	1,440,300	45,369

		1,107,112

Real Estate Investment Trusts (REITS) - 2.6%
Annaly Capital Management, Inc.	6,387,800	101,949
Hatteras Financial Corp.(3)	3,093,700	81,581

		183,530

HEALTHCARE - 2.9%
Health Care Providers & Services - 2.9%
Cigna Corporation	3,905,450	164,029
Quest Diagnostics Incorporated	730,800	42,430

		206,459

INDUSTRIALS - 19.3%
Aerospace & Defense - 5.7%
L-3 Communications Holdings, Inc.	1,867,600	124,532
Rockwell Collins, Inc.	2,842,053	157,364
Spirit AeroSystems Holdings, Inc., Class A(1)	5,900,600	122,614

		404,510

Construction & Engineering - 2.3%
Jacobs Engineering Group Inc.(1)	4,033,000	163,659

Electrical Equipment - 2.0%
Hubbell Inc., Class B	2,180,199	145,768

Machinery - 1.4%
Flowserve Corporation	1,028,500	102,151

Professional Services - 6.9%
The Dun & Bradstreet Corporation	1,813,500	135,704
Equifax Inc.	3,543,300	137,267
ManpowerGroup	2,517,200	89,990
Towers Watson & Co., Class A	2,232,500	133,794

		496,755

Road & Rail - 1.0%
Ryder System, Inc.	1,388,000	73,758

INFORMATION TECHNOLOGY - 26.1%
Computers & Peripherals - 1.9%
Lexmark International, Inc.(3)	4,195,400	138,742

Electronic Equipment & Instruments - 9.4%
Arrow Electronics, Inc.(1)(3)	5,061,500	189,351
Avnet, Inc.(1)	6,441,910	200,279
FLIR Systems, Inc.	4,179,900	104,790
Ingram Micro Inc.(1)(3)	9,879,400	179,706

		674,126

Internet Software & Services - 0.7%
Open Text Corporation(1)(2)	959,300	49,059

IT Services - 7.6%
Broadridge Financial Solutions, Inc.	5,080,600	114,568
SAIC, Inc.(1)	9,013,300	110,773
Total System Services, Inc.	7,849,400	153,534
The Western Union Company	9,121,500	166,559

		545,434

Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	4,520,200	161,733
Applied Materials, Inc.	12,688,300	135,892

		297,625

Software - 2.3%
BMC Software, Inc.(1)	964,700	31,623
SYNOPSYS, INC.(1)	4,899,100	133,256

		164,879

UTILITIES - 5.4%
Electrical Utilities - 0.6%
Westar Energy, Inc.	1,379,200	39,693

Multi-Utilities - 3.7%
DTE Energy Company	618,400	33,672
OGE Energy Corp.	1,361,900	77,233
SCANA Corporation	1,672,800	75,376
Xcel Energy Inc.	2,754,300	76,129

		262,410

Water Utilities - 1.1%
American Water Works Company, Inc.	2,374,600	75,655

Total common stocks (Cost $6,049,805)		6,766,259

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $385,528 (Cost $385,528)(4)	$385,528	$385,528

Total investments - 100.0% (Cost $6,435,333)		7,151,787

Other assets less liabilities - 0.0%(5)		(3,473)

Total net assets - 100.0%(6)		$7,148,314

(1)	Non-income producing security.
(2)

For purposes of this report, the Fund considers the company to be from outside of the United States based on the country designation assigned to it by the security information vendors engaged by the Adviser. See the Fund’s Statement of Additional Information for information on how a particular country is assigned by the vendors.

Security	Country	Trading Currency
Ensco PLC (DR)	United Kingdom	US dollar
Open Text Corporation	Canada	US dollar

(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	6.875%	8/15/2025	$68,867
U.S. Treasury Bond	4.375%	11/15/2039	324,375

			$393,242

(5)	Represents less than 0.1% of total net assets.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.5%

CONSUMER DISCRETIONARY - 15.9%
Automobiles - 0.4%
Tesla Motors, Inc.(1)	52,200	$1,491

Distributors - 3.6%
LKQ Corporation(1)	471,400	14,180

Diversified Consumer Services - 0.7%
K12 Inc.(1)	146,400	2,626

Hotels, Restaurants & Leisure - 0.8%
BJ’s Restaurants, Inc.(1)	20,300	920
Dunkin’ Brands Group, Inc.(1)	81,400	2,033

		2,953

Internet & Catalog Retail - 1.1%
HomeAway, Inc.(1)	77,200	1,795
MakeMyTrip Limited(1) (2)	99,600	2,394

		4,189

Specialty Retail - 5.5%
Francesca’s Collections, Inc.(1)(3)	110,000	1,903
Monro Muffler Brake, Inc.	161,400	6,261
Teavana Holdings, Inc.(1)	87,600	1,645
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	178,300	11,575

		21,384

Textiles, Apparel & Luxury Goods - 3.8%
Iconix Brand Group, Inc.(1)	239,900	3,908
Vera Bradley, Inc.(1)	143,400	4,625
The Warnaco Group, Inc.(1)	129,300	6,470

		15,003

CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.4%
The Fresh Market, Inc.(1)	132,500	5,287

Food Products - 2.3%
TreeHouse Foods, Inc.(1)	139,200	9,101

ENERGY - 5.3%
Energy Equipment & Services - 3.3%
Core Laboratories N.V.	52,500	5,982
Dril-Quip, Inc.(1)	103,800	6,832

		12,814

Oil, Gas & Consumable Fuels - 2.0%
Oasis Petroleum Inc.(1)	138,200	4,020
Rosetta Resources Inc.(1)	85,500	3,719

		7,739

FINANCIALS - 3.0%
Capital Markets - 3.0%
Ares Capital Corporation	767,961	11,865

HEALTHCARE - 21.2%
Biotechnology - 7.2%
Cepheid(1)(4)	423,500	14,573
Incyte Corporation(1)	324,900	4,877
Regeneron Pharmaceuticals, Inc.(1)	158,000	8,758

		28,208

Health Care Equipment & Supplies - 5.1%
DexCom Inc.(1)	286,300	2,665
HeartWare International, Inc.(1)	73,500	5,071
Masimo Corporation(1)	160,100	2,991
NxStage Medical, Inc.(1)	231,000	4,107
ZOLL Medical Corporation(1)	80,100	5,061

		19,895

Health Care Providers & Services - 5.7%
Acadia Healthcare Company, Inc.(1)(3)	184,700	1,841
AMERIGROUP Corporation(1)	146,000	8,626
HMS Holdings Corp.(1)	366,600	11,724

		22,191

Health Care Technology - 3.2%
athenahealth, Inc.(1)(4)	250,500	12,305

INDUSTRIALS - 22.7%
Aerospace & Defense - 2.8%
Hexcel Corporation(1)	456,800	11,059
Electrical Equipment - 6.0%
Acuity Brands, Inc.	209,600	11,109
Regal Beloit Corporation	90,700	4,623
Thomas & Betts Corporation(1)	139,200	7,600

		23,332

Machinery - 10.2%
Chart Industries, Inc.(1)	89,200	4,823
IDEX Corporation	322,300	11,961
Robbins & Myers, Inc.	179,900	8,734
Titan International, Inc.	181,500	3,532
Woodward, Inc.	258,100	10,564

		39,614

Professional Services - 1.1%
The Advisory Board Company(1)	28,400	2,108
RPX Corporation(1)	170,000	2,151

		4,259

Trading Companies & Distributors - 2.6%
Beacon Roofing Supply, Inc.(1)	502,700	10,170

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 2.0%
Aruba Networks, Inc.(1)	141,800	2,626
Finisar Corporation(1)	311,900	5,223

		7,849

Computers & Peripherals - 0.1%
Fusion-io, Inc.(1)	12,600	305

Electronic Equipment & Instruments - 4.4%
Aeroflex Holding Corp.(1)	138,800	1,421
Cognex Corporation	188,300	6,739
IPG Photonics Corporation(1)	50,600	1,714
Maxwell Technologies, Inc.(1)	59,900	973
Universal Display Corporation(1)	167,900	6,160

		17,007

Internet Software & Services - 3.8%
LogMeIn, Inc.(1)	142,400	5,490
MercadoLibre, Inc.	54,100	4,303
OpenTable, Inc.(1)	65,500	2,563
Travelzoo Inc.(1)	98,000	2,409

		14,765

Semiconductors & Semiconductor Equipment - 1.9%
Cavium Networks, Inc.(1)	113,900	3,238
Microsemi Corporation(1)	261,800	4,385

		7,623

Software - 11.5%
ANSYS, Inc.(1)	97,000	5,556
CommVault Systems, Inc.(1)	221,400	9,458
Concur Technologies, Inc.(1)	109,500	5,562
Fortinet, Inc.(1)	180,300	3,932
Informatica Corporation(1)	134,900	4,982
Jive Software, Inc.(1)	23,600	378
NetSuite Inc.(1)	154,400	6,261
Qlik Technologies Inc.(1)	270,100	6,536
RealPage, Inc.(1)	87,100	2,201

		44,866

Total common stocks (Cost $285,730)		372,080
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.5%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $17,668 (Cost $17,668)(5)	$17,668	$17,668

Total investments - 100.0% (Cost $303,398)		389,748

Other assets less liabilities - 0.0%(6)		(105)

Total net assets - 100.0%(7)		$389,643

(1)	Non-income producing security.
(2)

For purposes of this report, the Fund considers the company to be from India based on the country designation assigned to it by the security information vendors engaged by the Adviser. See the Fund’s Statement of Additional Information for information on how a particular country is assigned by the vendors. The security trades in U.S. dollars.

(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.500%	10/15/2014	$18,022

(6)	Represents less than 0.1% of total net assets.
(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 13.0%
Diversified Consumer Services - 4.4%
Coinstar, Inc.(1)	876,200	$39,990
Matthews International Corporation(2)	1,432,300	45,017
Regis Corporation	2,068,500	34,234
School Specialty, Inc.(1)(2)	1,197,653	2,994

		122,235

Hotels, Restaurants & Leisure - 1.1%
Jack in the Box Inc.(1)	1,400,308	29,266

Household Durables - 0.4%
Universal Electronics Inc.(1)	686,100	11,575

Media - 3.0%
Arbitron Inc.	416,100	14,318
DreamWorks Animation SKG, Inc., Class A(1)	1,824,400	30,276
Meredith Corporation	1,148,255	37,491

		82,085

Specialty Retail - 2.4%
Rent-A-Center, Inc.	1,812,462	67,061

Textiles, Apparel & Luxury Goods - 1.7%
Skechers U.S.A., Inc., Class A(1)	2,056,500	24,925
The Warnaco Group, Inc.(1)	468,700	23,454

		48,379

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Cal-Maine Foods, Inc.	822,500	30,079
Darling International Inc.(1)	1,108,300	14,729

		44,808

ENERGY - 10.9%
Energy Equipment & Services - 4.4%
GulfMark Offshore, Inc.(1)	616,100	25,882
Parker Drilling Company(1)	2,420,547	17,355
SEACOR Holdings Inc.(1)	223,600	19,891
Superior Energy Services, Inc.(1)	592,125	16,840
Tidewater Inc.	856,200	42,211

		122,179

Oil, Gas & Consumable Fuels - 6.5%
Cloud Peak Energy Inc.(1)	2,424,600	46,843
Comstock Resources, Inc.(1)	1,808,390	27,668
Forest Oil Corporation(1)	2,260,490	30,630
Lone Pine Resources Inc.(1)	3,002,511	21,048
Penn Virginia Corporation	2,100,500	11,112
World Fuel Services Corporation	1,016,200	42,660

		179,961

FINANCIALS - 7.5%
Capital Markets - 0.0%(3)
Federated Investors, Inc., Class B(4)	62,300	944

Commercial Banks - 0.5%
First Financial Bancorp	876,200	14,580

Diversified Financial Services - 0.9%
PICO Holdings, Inc.(1)(2)	1,220,290	25,114

Insurance - 2.9%
Allied World Assurance Company Holdings, Ltd	300,055	18,882
Alterra Capital Holdings Limited	432,075	10,210
Endurance Specialty Holdings Ltd.	528,123	20,201
Platinum Underwriters Holdings, Ltd.	940,200	32,070

		81,363

Real Estate Investment Trusts (REITS) - 3.2%
Anworth Mortgage Asset Corporation	1,672,400	10,503
Cypress Sharpridge Investments, Inc.	1,216,300	15,982
Hatteras Financial Corp.(2)	1,660,400	43,785
Pebblebrook Hotel Trust	206,950	3,969
Potlatch Corporation	456,101	14,189

		88,428

HEALTHCARE - 2.3%
Biotechnology - 0.4%
Enzon Pharmaceuticals, Inc.(1)	1,448,300	9,704

Health Care Equipment & Supplies - 1.4%
CONMED Corporation(1)(2)	1,491,159	38,278

Life Sciences Tools & Services - 0.5%
ICON PLC (DR)(1)(2)(5)	855,241	14,633

INDUSTRIALS - 27.1%
Aerospace & Defense - 2.9%
Curtiss-Wright Corporation	560,100	19,788
Spirit AeroSystems Holdings, Inc., Class A(1)	1,904,479	39,575
Teledyne Technologies Incorporated(1)	360,072	19,750

		79,113

Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc.(1)	732,200	28,138

Airlines - 0.9%
Allegiant Travel Company(1)	224,100	11,953
Hawaiian Holdings, Inc.(1)	2,352,600	13,645

		25,598

Building Products - 0.9%
Quanex Building Products Corporation	1,743,426	26,186

Commercial Services & Supplies - 3.3%
Quad/Graphics, Inc., Class A	848,200	12,163
Sykes Enterprises, Incorporated(1)(2)	2,916,694	45,675
Tetra Tech, Inc.(1)	1,520,400	32,825

		90,663

Construction & Engineering - 5.3%
Comfort Systems USA, Inc.(2)	2,505,826	26,862
EMCOR Group, Inc.	2,512,562	67,362
Granite Construction Incorporated	1,340,362	31,793
ORION MARINE GROUP, INC.(1)(2)	1,708,400	11,361
Tutor Perini Corporation(1)	788,200	9,726

		147,104

Electrical Equipment - 0.2%
Encore Wire Corporation	236,100	6,115

Machinery - 4.8%
Astec Industries, Inc.(1)	876,181	28,222
Harsco Corporation	468,100	9,634
Kaydon Corporation	674,700	20,578
Mueller Industries, Inc.	944,224	36,277
Woodward, Inc.	968,233	39,630

		134,341

Marine - 0.3%
Kirby Corporation(1)	143,002	9,415

Professional Services - 5.7%
CRA International, Inc.(1)(2)	621,479	12,330
FTI Consulting, Inc.(1)	1,708,365	72,469
Kforce Inc.(1)	1,612,400	19,881
Towers Watson & Co., Class A	616,187	36,928
TrueBlue, Inc.(1)	1,196,288	16,604

		158,212

Road & Rail - 1.8%
Ryder System, Inc.	912,264	48,478

INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 0.6%
Ixia(1)	1,496,388	15,727

Computers & Peripherals - 5.1%
Diebold, Incorporated	1,968,466	59,192
Intermec, Inc.(1)	1,504,319	10,320
Lexmark International, Inc.(2)	1,348,287	44,588
QLogic Corporation(1)	1,764,400	26,466

		140,566

Electronic Equipment & Instruments - 4.5%
Arrow Electronics, Inc.(1)(2)	1,208,247	45,201
AVX Corporation	208,000	2,654
Benchmark Electronics, Inc.(1)	1,272,301	17,138
Orbotech, Ltd.(1)(5)	700,214	6,988
Power-One, Inc.(1)	2,820,700	11,029
RadiSys Corporation(1)	1,140,297	5,770
Tech Data Corporation(1)	700,200	34,597

		123,377

Internet Software & Services - 1.0%
EarthLink, Inc.	4,381,040	28,214

IT Services - 3.3%
CACI International Inc(1)	784,150	43,850
CoreLogic, Inc.(1)	1,452,300	18,778
ManTech International Corporation, Class A	892,168	27,871

		90,499

Semiconductors & Semiconductor Equipment - 4.1%
Intersil Corporation	4,537,100	47,367
Lattice Semiconductor Corporation(1)	1,304,300	7,748
Rudolph Technologies, Inc.(1)	1,272,328	11,782
Ultratech, Inc.(1)(2)	1,884,437	46,301

		113,198

Software - 5.3%
Manhattan Associates, Inc.(1)	828,151	33,524
MicroStrategy Incorporated, Class A(1)	308,071	33,370
Progress Software Corporation(1)	2,218,523	42,928
Rosetta Stone Inc.(1)(2)	1,088,300	8,304
Websense, Inc.(1)	1,580,337	29,600

		147,726

MATERIALS - 6.5%
Chemicals - 4.9%
H.B. Fuller Company(2)	2,916,733	67,406
Minerals Technologies Inc.	462,200	26,128
Sensient Technologies Corporation	1,120,215	42,456

		135,990

Construction Materials - 0.6%
Eagle Materials Inc.	688,119	17,657

Metals & Mining - 1.0%
Schnitzer Steel Industries, Inc., Class A	623,200	26,349

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Atlantic Tele-Network, Inc.	619,614	24,196
Neutral Tandem, Inc.(1)(2)	1,732,000	18,515

		42,711

UTILITIES - 1.6%
Electrical Utilities - 1.6%
Cleco Corporation	560,171	21,343
Portland General Electric Company	879,370	22,239

		43,582

Total common stocks (Cost $2,527,347)		2,659,552

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/11, due 1/3/12, maturity value $139,583 (Cost $139,583)(6)	$139,583	$139,583

Total investments - 100.9% (Cost $2,666,930)		2,799,135

Other assets less liabilities - (0.9%)		(24,125)

Total net assets - 100.0%(7)		$2,775,010

(1)	Non-income producing security.
(2)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(3)	Represents less than 0.1% of total net assets.
(4)	Non-voting shares.
(5)

For purposes of this report, the Fund considers the company to be from outside of the United States based on the country designation assigned to it by the security information vendors engaged by the Adviser. See the Fund’s Statement of Additional Information for information on how a particular country is assigned by the vendors.

Security	Country	Trading Currency
ICON PLC (DR)	Ireland	US dollar
Orbotech, Ltd.	Israel	US dollar

(6)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	0.500%	10/15/2014	$142,377

(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN VALUE FUND

Schedule of Investments - December 31, 2011

Unaudited

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.7%

CONSUMER DISCRETIONARY - 5.0%
Diversified Consumer Services - 2.2%
H&R Block, Inc.	753,400	$12,303

Multiline Retail - 2.8%
Target Corporation	304,400	15,591

CONSUMER STAPLES - 7.4%
Food & Staples Retailing - 5.4%
Tesco plc(1)	2,712,300	16,994
Wal-Mart Stores, Inc.	227,700	13,607

		30,601

Food Products - 2.0%
Unilever PLC (DR)(1)	337,560	11,315

ENERGY - 12.9%
Energy Equipment & Services - 2.0%
Noble Corporation	365,600	11,048

Oil, Gas & Consumable Fuels - 10.9%
Apache Corporation	223,000	20,199
Chesapeake Energy Corporation	494,600	11,025
Cimarex Energy Co.	286,300	17,722
Exxon Mobil Corporation	144,700	12,265

		61,211

FINANCIALS - 24.6%
Capital Markets - 5.1%
The Bank of New York Mellon Corporation	838,500	16,695
The Goldman Sachs Group, Inc.	135,600	12,262

		28,957

Insurance - 17.5%
Aflac Incorporated	229,000	9,907
The Allstate Corporation	458,050	12,555
Arch Capital Group Ltd.(2)(3)	431,000	16,046
Berkshire Hathaway Inc., Class B(2)	320,930	24,487
The Chubb Corporation	241,100	16,689
The Progressive Corporation	952,400	18,581

		98,265

Real Estate Investment Trusts (REITS) - 2.0%
Annaly Capital Management, Inc.	690,200	11,016

HEALTHCARE - 4.6%
Health Care Equipment & Supplies - 2.0%
Becton, Dickinson and Company	153,700	11,485

Health Care Providers & Services - 2.6%
Cigna Corporation	355,600	14,935

INDUSTRIALS - 3.0%
Construction & Engineering - 3.0%
Jacobs Engineering Group Inc.(2)	415,900	16,877

INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 4.0%
Cisco Systems, Inc.	1,250,700	22,613

Computers & Peripherals - 9.1%
Apple Inc.(2)	97,910	39,654
Hewlett-Packard Company	440,000	11,334

		50,988

Electronic Equipment & Instruments - 6.1%
Avnet, Inc.(2)	542,500	16,866
Ingram Micro Inc.(2)(3)	958,400	17,433

		34,299

IT Services - 4.9%
Total System Services, Inc.	584,700	11,437
The Western Union Company	874,000	15,959

		27,396

Semiconductors & Semiconductor Equipment - 3.4%
Texas Instruments Incorporated	660,000	19,213

Software - 8.7%
Microsoft Corporation	1,211,500	31,451
Oracle Corporation	680,900	17,465

		48,916

Total common stocks (Cost $497,596)		527,029

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.3%
Repurchase agreement with Fixed Income Clearing Corporation, 0.01%, dated 12/30/2011, due 1/3/12, maturity value $29,550 (Cost $29,550)(4)	$29,550	$29,550

Total investments - 99.0% (Cost $527,146)		556,579

Other assets less liabilities - 1.0%		5,677

Total net assets - 100.0%(5)		$562,256

(1)

For purposes of this report, the Fund considers the company to be from outside of the United States based on the country designation assigned to it by the security information vendors engaged by the Adviser. See the Fund’s Statement of Additional Information for information on how a particular country is assigned by the vendors.

Security	Country	Trading Currency
Tesco plc	United Kingdom	British pound
Unilever PLC (DR)	United Kingdom	US dollar

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (J) in Notes to Form N-Q.
(4)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	3.875%	8/15/2040	$30,145

(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN PARTNERS FUNDS, INC.

Notes to Form NQ – December 31, 2011 (Unaudited)

(A) Organization:

As of December 31, 2011, Artisan Funds is a series comprised of twelve open-end, diversified mutual funds (each a “Fund” and collectively the “Funds”):

Fund Name
Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”)
Artisan Global Equity Fund (“Global Equity Fund” or “Global Equity”)
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)
Artisan Growth Opportunities Fund (“Growth Opportunities Fund” or “Growth Opportunities”)
Artisan International Fund (“International Fund” or “International”)
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)
Artisan International Value Fund (“International Value Fund” or “International Value”)
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)
Artisan Value Fund (“Value Fund” or “Value”)

Each Fund is managed by the Adviser. The Adviser is wholly-owned by Artisan Partners Holdings LP (“Artisan Holdings”). Artisan Global Equity Fund is sub-advised by Artisan Partners UK LLP (“Artisan UK”). A wholly-owned subsidiary of Artisan Holdings is the founding member of Artisan UK.

(B) Security valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities were valued at the closing price as of the time of valuation on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available from a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Exchange traded option contracts were valued at the last sale or official closing price on the exchange where an option is principally traded or, if no sales or closing prices were available, at the mean of the most recent bid and ask quotation on the principal exchange.

Artisan Global Equity Fund, Artisan Global Value Fund and Artisan Growth Opportunities Fund generally invested a significant portion of their total assets in securities principally traded in markets outside the U.S. Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Small Cap Fund and Artisan International Value Fund generally invested a significant portion, and perhaps as much as substantially all of their total assets in securities principally traded in markets outside the U.S. Each of the other Funds had the ability to invest, and some did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculated their NAVs. That was generally the case for markets in Europe, Asia, Australia and other Far Eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price determined under Artisan Funds’ valuation procedures was considered to be not readily available, and a Fund may therefore have used fair value pricing, if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. Artisan Funds monitored for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair value utilized by the Funds as described above may differ from the value realized on the sale of those securities and the differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments are typically greater in emerging and less developed markets.

(C) Fair Value Measurements:

Under generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks, securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2011 (in thousands):

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
Emerging Markets
Equity Securities(1)
Developed Markets	$27,234	$—		$—	$27,234
Emerging Asia	256,879	89,224		3,000	349,103
Emerging Europe, Middle East & Africa	139,498	10,171		—	149,669
Latin America	104,032	94,242		—	198,274
Repurchase Agreements	—	9,958		—	9,958
Total	$527,643	$203,595	(2)	$3,000	$734,238
Global Equity
Equity Securities(1)
Americas	$4,063	$—		$—	$4,063
Emerging Markets	820	391		—	1,211
Europe	3,654	—		—	3,654
Pacific Basin	1,534	—		—	1,534
Total	$10,071	$391	(2)	$—	$10,462
Global Value
Equity and Equity-Linked Securities(1)
Americas	$54,266	$—		$—	$54,266
Europe	25,996	1,005		—	27,001
Pacific Basin	5,187	—		—	5,187
Repurchase Agreements	—	5,020		—	5,020
Total Investments in Securities	85,449	6,025		—	91,474
Derivatives:
Foreign Currency Forward Contracts(3)	—	3		—	3
Total	$85,449	$6,028	(2)	$—	$91,477
Growth Opportunities
Equity Securities(1)
Americas	$105,999	$—		$—	$105,999
Emerging Markets	26,761	—		—	26,761
Europe	19,903	—		—	19,903
Pacific Basin	4,641	—		—	4,641
Repurchase Agreements	—	9,387		—	9,387
Total Investments in Securities	157,304	9,387		—	166,691
Derivatives:
Foreign Currency Forward Contracts(3)	—	3		—	3
Total	$157,304	$9,390		$—	$166,694
International
Equity Securities(1)
Americas	$489,697	$—		$—	$489,697
Emerging Markets	576,133	71,648		—	647,781
Europe	4,531,873	—		—	4,531,873
Pacific Basin	2,232,364	—		—	2,232,364
Repurchase Agreements	—	333,170		—	333,170
Total	$7,830,067	$404,818	(2)	$—	$8,234,885
International Small Cap
Equity Securities(1)
Emerging Markets	$103,179	$23,268		$—	$126,447
Europe	287,248	5,090		—	292,338
Pacific Basin	105,163	—		—	105,163
Repurchase Agreements	—	24,770		—	24,770
Total	$495,590	$53,128	(2)	$—	$548,718
International Value
Equity and Equity-Linked Securities(1)
Americas	$791,159	$—		$—	$791,159
Emerging Markets	21,113	—		—	21,113
Europe	2,682,806	119,078		—	2,801,884
Pacific Basin	638,145	—		—	638,145
Repurchase Agreements	—	299,869		—	299,869
Total Investments in Securities	4,133,223	418,947		—	4,552,170
Derivatives:
Foreign Currency Forward Contracts(3)	—	693		—	693
Total	$4,133,223	$419,640	(2)	$—	$4,552,863

Mid Cap
Equity Securities(1)	$5,100,716	$—		$—	$5,100,716
Repurchase Agreements	—	247,308		—	247,308
Total	$5,100,716	$247,308		$—	$5,348,024
Mid Cap Value
Equity Securities(1)	$6,766,259	$—		$—	$6,766,259
Repurchase Agreements	—	385,528		—	385,528
Total	$6,766,259	$385,528		$—	$7,151,787
Small Cap
Equity Securities(1)	$372,080	$—		$—	$372,080
Repurchase Agreements	—	17,668		—	17,668
Total	$372,080	$17,668		$—	$389,748
Small Cap Value
Equity Securities(1)	$2,659,552	$—		$—	$2,659,552
Repurchase Agreements	—	139,583		—	139,583
Total	$2,659,552	$139,583		$—	$2,799,135
Value
Equity Securities(1)	$527,029	$—		$—	$527,029
Repurchase Agreements	—	29,550		—	29,550
Total	$527,029	$29,550		$—	$556,579

(1)	See Fund’s Schedule of Investments for sector or country classifications.
(2)	Includes securities trading primarily outside the U.S. whose value the Fund adjusted as result of significant market movements following the close of local trading.
(3)	Derivative instruments are valued at unrealized appreciation/depreciation.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At December 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The following table summarizes security transfers between Level 1 and Level 2 for each Fund as of December 31, 2011 (in thousands):

	Transfers from Level 2 to Level 1	Transfers from Level 1 to Level 2
Emerging Markets	$402,574	$94,242
Global Equity	5,051	—
Global Value	28,180	—
International	6,705,723	—
International Small Cap	446,409	5,090
International Value	3,153,595	—
Growth Opportunities Fund	25,042	—
Value Fund	16,994	—

As of December 31, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determine fair value, is as follows (in thousands):

Emerging Markets(1)
Balance as of September 30, 2011	$—
Transfers into Level 3(2)	3,000

Balance as of December 31, 2011	$3,000

Net change in unrealized appreciation (depreciation) for investments held as of 12/31/11	$—

(1)	All Level 3 securities were equity securities with a regional classification of Emerging Asia.
(2)	Transferred from Level 2 to Level 3 because of lack of observable market data due to a halt in trading.

(D) Repurchase agreements:

Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(E) Depositary receipts:

Each of the Funds may invest in depositary receipts. Depositary receipts are typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security issued by an issuer and deposited with the depositary.

(F) Foreign currency translation:

Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes, payables and receivables for securities transactions, dividend and reclaim receivables, other receivables and payables, and cash denominated in foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

The Funds may enter into (a) foreign currency contracts, and (b) foreign currency forward contracts. Foreign currency contracts are used to facilitate the purchase and sale of non-U.S. securities and generally settle within three business days. Foreign currency forward contracts are used to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. Open foreign currency contracts and foreign currency forward contracts, if any, were recorded at market value.

As of December 31, 2011, Global Value, Growth Opportunities and International Value had outstanding foreign currency forward contracts, as shown on the Schedule of Investments. Foreign currency contracts are not separately disclosed in the Schedule of Investments.

(G) Equity-linked participation certificates:

Emerging Markets Fund, Global Equity Fund, Global Value Fund, Growth Opportunities Fund, International Fund, International Small Cap Fund, International Value Fund, and Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity-linked participation certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis.

(H) Investment transactions:

Security transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions were recorded on trade date in accordance with United States generally accepted accounting principles. The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the three months ended December 31, 2011 were as follows (in thousands):

Fund	Security Purchases	Security Sales
Emerging Markets	$90,152	$40,532
Global Equity	2,020	3,027
Global Value	19,362	2,663
Growth Opportunities	24,621	18,980
International	1,354,416	1,733,494
International Small Cap	58,833	57,210
International Value	27,612	181,962
Mid Cap	759,809	744,456
Mid Cap Value	412,992	445,834
Small Cap	62,144	36,530
Small Cap Value	121,762	386,486
Value	110,830	82,923

(I) Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments as of December 31, 2011 were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Emerging Markets	$917,588	$37,825	$(221,175)	$(183,350)
Global Equity	9,888	962	(388)	574
Global Value	82,761	11,809	(3,096)	8,713
Growth Opportunities	155,050	22,079	(10,438)	11,641
International	7,764,492	955,883	(485,490)	470,393
International Small Cap	505,656	97,221	(54,159)	43,062
International Value	4,281,495	594,614	(323,939)	270,675
Mid Cap	4,072,673	1,438,426	(163,075)	1,275,351
Mid Cap Value	6,468,232	860,388	(176,833)	683,555
Small Cap	310,139	92,489	(12,880)	79,609
Small Cap Value	2,684,607	398,098	(283,570)	114,528
Value	539,970	35,458	(18,849)	16,609

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

(J) Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the three months ended December 31, 2011 (dollar values in thousands). The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the three months ended December 31, 2011.

Fund	Security	As of 9/30/11 Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	As of 12/31/11 Share Balance	As of 12/31/11 Value
	Global Value
	Arch Capital Group Ltd.(2)	78,490	$720	—	—	$—	98,282	$3,659

	Total(3)		$720	$—	$—	$—		$3,659
	International Value
	Aderans Co., Ltd.(2)	2,420,067	$—	$413	$(55)	$—	2,388,767	$30,725
	Arch Capital Group Ltd.(2)	5,572,034	—	1,707	107	—	5,521,590	205,569
	ICON PLC (DR)(2)	2,871,675	6,933	—	—	—	3,299,872	56,461
	Qinetiq Group PLC	62,402,252	—	529	(86)	—	62,160,001	128,005
	Savills Plc	9,951,406	—	386	(152)	—	9,896,089	50,348

	Total(3)		$6,933	$3,035	$(186)	$—		$471,108
	Mid Cap
	athenahealth, Inc.(2)	1,956,015	$16,169	$—	$—	$—	2,287,315	$112,353
	Cepheid(2)(4)	2,030,600	36,503	—	—	—	3,066,900	105,532

	Total(3)		$52,672	$—	$—	$—		$217,885
	Mid Cap Value
	Alleghany Corporation(2)	599,507	$—	$—	$—	$—	599,507	$171,033
	Arch Capital Group Ltd.(2)	4,083,819	5,596	15,564	4,458	—	3,692,119	137,458
	Arrow Electronics, Inc.(2)	4,982,100	2,719	—	—	—	5,061,500	189,351
	Hatteras Financial Corp.(4)	3,026,500	1,729	—	—	2,784	3,093,700	81,581
	Ingram Micro Inc.(2)	9,752,200	2,307	—	—	—	9,879,400	179,706
	Lexmark International, Inc.	4,113,200	2,722	—	—	1,049	4,195,400	138,742

	Total(3)		$15,073	$15,564	$4,458	$3,833		$897,871
	Small Cap
	athenahealth, Inc.(2)	204,500	$2,376	$—	$—	$—	250,500	$12,305
	Cepheid(2)(4)	387,400	1,271	—	—	—	423,500	14,573

	Total(3)		$3,647	$—	$—	$—		$26,878
	Small Cap Value
	Arrow Electronics, Inc.(2)	1,317,447	$—	$2,838	$621	$—	1,208,247	$45,201
	Comfort Systems USA, Inc.	2,698,526	—	2,467	(605)	131	2,505,826	26,862
	CONMED Corporation(2)	1,574,059	—	1,881	143	—	1,491,159	38,278
	CRA International, Inc.(2)	661,700	118	1,154	(231)	—	621,479	12,330
	H.B. Fuller Company	3,158,433	—	6,000	(1,000)	—	2,916,733	67,406
	Hatteras Financial Corp.	1,812,500	—	4,709	(823)	1,512	1,660,400	43,785
	Hawaiian Holdings, Inc.(2)(5)	2,548,300	—	1,207	(169)	—	2,352,600	13,645
	ICON PLC (DR)(2)	921,041	—	1,448	(380)	—	855,241	14,633
	Lexmark International, Inc.	1,471,587	—	4,736	(1,050)	354	1,348,287	44,588
	Manhattan Associates, Inc.(2)(5)	1,184,624	—	8,183	6,482	—	828,151	33,524
	Matthews International Corporation(4)	1,351,113	6,423	4,176	(624)	118	1,432,300	45,017
	Neutral Tandem, Inc.(2)	1,850,400	—	2,038	(870)	—	1,732,000	18,515
	ORION MARINE GROUP, INC.(2)	1,851,400	—	1,894	(1,019)	—	1,708,400	11,361
	Penn Virginia Corporation(5)	2,298,900	—	3,392	(2,462)	124	2,100,500	11,112
	PICO Holdings, Inc.(2)	1,323,090	—	3,350	(1,303)	—	1,220,290	25,114
	Quanex Building Products Corporation(5)	1,909,726	—	2,835	(829)	71	1,743,426	26,186
	Rosetta Stone Inc.(2)	1,179,600	—	1,288	(587)	—	1,088,300	8,304
	School Specialty, Inc.(2)	1,769,253	—	17,379	(15,148)	—	1,197,653	2,994
	Sykes Enterprises, Incorporated(2)	3,130,694	—	5,123	(1,948)	—	2,916,694	45,675
	Ultratech, Inc.(2)	1,948,353	1,282	3,390	(434)	—	1,884,437	46,301

	Total(3)		$7,823	$79,488	$(22,236)	$2,310		$496,364
	Value
	Arch Capital Group Ltd.(2)	439,300	$1,672	$1,895	$83	$—	431,000	$16,046
	Ingram Micro Inc.(2)	1,000,700	1,635	2,648	(212)	—	958,400	17,433

	Total(3)		$3,307	$4,543	$(129)	$—		$33,479

(1)	Net of foreign taxes withheld, if any.
(2)	Non-income producing security.
(3)	Total value as of December 31, 2011 is presented for only those issuers that were affiliates as of December 31, 2011.
(4)	Issuer was not an affiliate as of September 30, 2011.
(5)	Issuer was no longer an affiliate as of December 31, 2011.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer
Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	February 23, 2012

By:	/s/ Gregory K. Ramirez

Gregory K. Ramirez
Principal Financial Officer

Date:	February 23, 2012